INCOME TAXES (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Domestic	$ 187	$ 1,385	$ (6,338)
Foreign	1,656	1,886	2,084
Current taxes	$ 1,843	3,271	(4,254)
Domestic		96	(140)
Foreign	$ (1,795)	(1,072)	(3,246)
Deferred taxes	(1,795)	(976)	(3,386)
Taxes on income (tax benefit)	$ 48	$ 2,295	$ (7,640)